Financial instruments and risk management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and risk management

18.	Financial instruments and risk management

Financial instruments

Fair values are determine directly by reference to published price quotation in an active market, when available, or by using a valuation technique that uses inputs observed from relevant markets.

The three levels of the fair value hierarchy are described below:

Level 1 -	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2 -	Inputs that are observable, either directly or indirectly, but do not qualify as Level 1 inputs (i.e., quoted prices for similar assets or liabilities)
Level 3 -	Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to determining the estimate.

The carrying value of cash, trade receivables and accounts payable and accrued liabilities approximates their fair value due to their short terms to maturity. The accounts receivable associated with provisional pricing arrangements are a Level 2 fair value estimate and are valued based upon observable WO3 forward prices as of the reporting date. The fair value of long-term debt is a Level 2 fair value estimate and is not materially different from the carrying value based on current market rates of interest, or interest rates set at relatively short time intervals. The fair value of warrant and derivative liabilities are a Level 3 fair value estimate and the carrying value is based on a Black-Scholes market estimate.

Financial risk management objectives and policies

Almonty’s activities expose it to a variety of financial risks: market risk (including interest rate risk and foreign exchange risk), credit risk and liquidity risk. Almonty’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

(a)	Market risk

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market interest rates. Almonty’s exposure to the risk of changes in market interest rates relates to cash at banks and long-term debt with a floating interest rate. Of the long-term debt, $127,878 is subject to floating interest rates and $46,750 is subject to fixed interest rates. A portion of the floating-rate debt totaling $25,505 is subject to a fixed spread over the 6- and 12-month Euro Interbank Offered Rate (“EURIBOR”). A change of 100 basis points (1.0%) in the EURIBOR would result in a $255 change in annual interest costs. The remaining floating rate debt of $102,373 is based on a fixed spread over the three-month SOFR. A change of 100 basis points (1.0%) in the three-month SOFR would result in a $1,024 change in annual interest costs. All figures provided in this risk factor are as at December 31, 2025.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

Foreign currency risk

Foreign exchange risk arises when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the Company’s functional currency. Almonty operates in the Republic of Korea, Spain, Portugal, Canada and the United States, and is therefore exposed to foreign exchange risk arising from transactions denominated in foreign currencies.

Almonty’s wholly owned subsidiary BTW operates in Portugal, which uses Euros as its functional currency. Its output is a commodity that is primarily priced in United States dollars (US$) which is different than the functional currency of the Company, and the Company may also incur costs or obtain indebtedness in a currency that is different from their functional currency. Additionally, Daytal’s current care and maintenance expenses, as well as any potential future operating costs, are primarily denominated in Euros, which exposes the Company to currency fluctuations between the Euro and its reporting currency.

Almonty’s functional currency is the Canadian dollar but it advances funds to subsidiaries in the functional currency of the subsidiary to which funds are advanced. As such, the Company’s financial performance can be significantly affected by movements in various currencies (Canadian dollars (C$), United States dollars (US$), Euros (€) and Korean Won (KRW)).

The Company’s Canadian dollar functional currency businesses have the following financial instruments denominated in foreign currencies:

	Currency	Carrying Value
Cash	US$	258,898
Cash	AUS$	294
Cash	€	770
Accounts payable and accrued liabilities	US$	3,583
Accounts payable and accrued liabilities	AUS$	378
Accounts payable and accrued liabilities	KRW	9,133
Long-term debt	US$	111,899
Long-term debt	€	36,300

A 5.0% change in the value of the C$ relative to the above currencies would change net income for the year ended December 31, 2025 by approximately $4,933.

The Company’s Euro functional currency businesses have the following financial instruments denominated in foreign currencies:

	Currency	Carrying Value
Cash	US$	667
Trade receivables	US$	1,660
Accounts payable and accrued liabilities	US$	276

A 5.0% change in the value of the Euro relative to the above currencies would change net income for the year ended December 31, 2025 by approximately $103.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The Company’s Korean Won functional currency businesses have the following financial instruments denominated in foreign currencies:

	Currency	Carrying Value
Long-term debt	US$	123,218

A 5.0% change in the value of the Korean Won relative to the above currencies would change net income for the year ended December 31, 2025 by approximately $6,161.

(b)	Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. Financial instruments that potentially subject the Company to credit risk consist of cash, trade receivables and deposits.

The Company manages credit risk by depositing surplus cash with major banks of high-quality credit standing, in interest-bearing accounts that earn interest at floating rates. Trade receivables represent amounts receivable related to delivery of concentrate that have not been settled and are with the Company’s customers, all of whom have good credit ratings and the Company has not experienced any credit issues with any of its customers. Other assets include deposits.

The carrying value of the cash, trade receivables and deposits totaling $271,547 represents Almonty’s maximum exposure to credit risk.

(c)	Liquidity risk

Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments.

As of December 31, 2024, Almonty had cash of approximately $7,830 (including $2,170 of restricted cash solely for use on the Sangdong Mine development project) and total liabilities of approximately $217,276, including $136,418 of secured debt and $11,596 of secured convertible debentures.

As at December 31, 2025, the Company held cash of approximately $268,409 (of which $2,461 represented cash restricted for use for the development of the Sangdong Mine) and a working capital position of $213,175 (December 31, 2024 – deficiency of $36,813). Although Almonty has been successful in repaying liabilities in the past and issuing new debt securities, there can be no assurance that it can continue to do so. In addition, Almonty may assume additional liability in future periods or reduce its holdings of cash in connection with funding future acquisitions, existing operations, capital expenditures, dividends or in pursuing other business opportunities.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The Company’s level of indebtedness could have important consequences for its operations, including:

●	Almonty may need to use a large portion of its cash flow to repay the principal and pay interest on its debt, which will reduce the amount of funds available to finance its operations and other business activities; and
●	Almonty’s debt level may limit its ability to pursue other business opportunities, borrow money for operations or capital expenditures in the future or implement its business strategy.

As of December 31, 2025, Almonty had approximately $27,267 in debt maturing by the end of 2026 (December 31, 2024 - $21,894).

In addition to future cash flow from operations, potential divestment and the creation of new joint ventures and partnerships, Almonty’s potential other sources of liquidity for the payment of its expenses and principal and interest payable on its debt in 2025 include issuing additional equity or unsecured debt. Almonty’s ability to reduce its indebtedness and meet its payment obligations will depend on its future financial performance, which will be impacted by financial, business, economic and other factors. Almonty will not be able to control many of these factors, such as economic conditions in the markets in which it operates. Almonty cannot be certain that its existing capital resources and future cash flow from operations will be sufficient to allow it to pay principal and interest on Almonty’s debt and meet its other obligations. If these amounts are insufficient or if there is a contravention of its debt covenants, Almonty may be required to refinance all or part of its existing debt, sell assets, borrow more money or issue additional equity. The ability of Almonty to access the bank, public debt or equity capital markets on an efficient basis may be constrained by a dislocation in the credit markets and/or capital and/or liquidity constraints in the banking, debt and/or equity markets at the time of issuance.

Almonty is also exposed to liquidity and various counterparty risks including, but not limited to: (i) Almonty’s lenders and other banking counterparties; (ii) Almonty’s insurance providers; (iii) financial institutions that hold Almonty’s cash; (iv) companies that have payables to Almonty; and (v) companies that have received deposits from Almonty for the future delivery of equipment.

Contractual undiscounted cash flow requirement for financial liabilities as at December 31, 2025 are as follows:

	Less than 1 year	1-2 years	3-4 years	After 5 years	Total
Accounts payable and accrued liabilities	33,357	-	-	-	33,357
Term and other loans – Euro	1,730	25,225	-	-	26,954
Term and other loans – US dollar	8,623	-	-	-	8,623
Promissory note	262	-	-	-	262
Convertible debentures	9,725	-	-	-	9,725
Lease liabilities	164	305	73	-	542
Mine construction facility	17,291	57,262	51,849	55,257	181,659